Summary of non-current assets by physical location (Details) - INR (₨) ₨ in Thousands		Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets	[1]	₨ 1,003,966	₨ 1,364,222
India [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets	[1]	1,003,868	1,362,703
Other Geographical [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets	[1]	₨ 98	₨ 1,519

[1]	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.